Cover Page	Oct. 06, 2020	Aug. 07, 2020	Aug. 06, 2020
Cover [Abstract]
Entity Central Index Key		0000945394
Title of 12(b) Security		Common Shares of Beneficial Interest
Entity File Number		1-11527
Document Type	8-K
Entity Registrant Name	SERVICE PROPERTIES TRUST
Entity Incorporation, State or Country Code			MD
Entity Address, Address Line One		Two Newton Place
Entity Address, Address Line Two		255 Washington Street
Entity Address, Address Line Three		Suite 300
Entity Address, City or Town		Newton
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02458-1634
City Area Code		617
Local Phone Number		964-8389
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Tax Identification Number		04-3262075
Trading Symbol		SVC
Security Exchange Name		NASDAQ
Document Fiscal Year Focus		2020
Document Fiscal Period Focus		Q2
Amendment Flag		false
Document Period End Date	Oct. 06, 2020